GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill by segment

The following is a continuity of the Company’s goodwill by segment:

	North America	Europe	Rest of World	Total

Balance, December 31, 2010	$651	$402	$141	$1,194
Acquisitions [note 6]	2	2	25	29
Foreign exchange and other	(9)	(12)	(6)	(27)

Balance, December 31, 2011	644	392	160	1,196
Acquisitions [note 6]	75	206	8	289
Foreign exchange and other	(18)	13	(7)	(12)

Balance, December 31, 2012	$701	$611	$161	$1,473